SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
Share-based compensation
Summary of the Company's restricted shares award issued under 2011 Plan

	Number of ordinary shares	Weighted average grant date fair value
		(US$)

Outstanding, January 1, 2013	—

Granted	8,448,992	0.24
Vested	—
Forfeited	(1,689,798)	0.24

Outstanding, December 31, 2013	6,759,194	0.24

Granted	11,265,520	0.58
Vested	(2,507,698)	0.24
Forfeited	(592,000)	0.24

Outstanding, December 31, 2014	14,925,016	0.50

Vested and expected to vest at December 31, 2014	14,925,016	0.50

Schedule of total compensation expense relating to options granted

	2012	2013	2014
	(RMB)’000	(RMB)’000	(RMB)’000	(US$)’000
Cost of revenues	2,896	1,665	951	153
Sales and marketing expenses	6,917	3,853	2,167	349
General and administration expenses	3,219	3,833	10,612	1,711
Research and development expenses	3,056	2,501	3,307	533
	16,088	11,852	17,037	2,746

Employees
Share-based compensation
Summary of entity's share option activity

	Number of options	Weighted average Exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		(US$)	(Years)	(US$’000)

Outstanding, January 1, 2013	36,514,758	0.22	7.70	840

Granted	9,471,008	0.24

Exercised	(11,277,280)	0.20
Forfeited	(2,304,912)	0.24

Outstanding, December 31, 2013	32,403,574	0.23	6.78	10,479

Vested and expected to vest at December 31, 2013	32,403,574	0.23	6.78	10,479

Exercisable at December 31, 2013	17,824,031	0.21	7.16	6,211

Granted	5,734,480	0.53
Exercised	(12,501,376)	0.19
Forfeited	(1,213,920)	0.26

Outstanding, December 31, 2014	24,422,758	0.32	7.60	6,466

Vested and expected to vest at December 31, 2014	24,422,758	0.32	7.60	6,466

Exercisable at December 31, 2014	18,339,959	0.27	6.95	5,626

Schedule of assumptions used in calculation of estimated fair value of the options

	May 21, 2012	July 8, 2013	December 23, 2014

Suboptimal exercise factor	2.2	2.8	2.8
Risk-free interest rates	1.73%	2.66%	2.18%
Expected volatility	67.5%	61.26%	55.60%
Expected dividend yield	0%	0%	0%
Weighted average fair value of share option	0.166	0.141	0.311